OTHER LIABILITIES - Significant actuarial assumptions for Mexico Plans (Details)	Dec. 31, 2023	Dec. 31, 2022
Mexico Plans
OTHER LIABILITIES
Discount rate (as a percent)	9.50%	9.50%